Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable, Net [Abstract]
Trade Accounts Receivable, net
10.	Trade Accounts Receivable, net

As of December 31, this account comprises:

In thousands of soles	2022	2023
Receivables (a)	357,704	204,167
Unbilled receivables - Subsidiaries (b)	584,217	718,408
Unbilled receivables - Concessions (c)	860,530	908,197
	1,802,451	1,830,772
Current portion	1,078,582	1,061,801
Non-current portion	723,869	768,971
	1,802,451	1,830,772

As of December 31, 2022 and 2023, trade accounts receivable are denominated in local and foreign currency, have current maturities, do not accrue interest and do not have specific guarantees. The fair value of current accounts receivable is similar to carrying amount since its average collection period is less than sixty (60) days.

As of December 31, the balance of accounts receivable corresponds to:

In thousands of soles	2022	2023
Tren Urbano de Lima S.A.	818,354	884,326
Cumbra Peru S.A.	647,113	750,109
Unna Energia S.A.	80,245	119,948
Cumbra Ingenieria S.A.	53,205	33,866
Carretera Andina del Sur S.A.C.	13,035	14,512
Unna Transporte S.A.C.	9,852	11,134
Viva Negocio Inmobiliario S.A.C. (i)	150,285	6,392
Carretera Sierra Piura S.A.C.	3,439	5,459
Concesionaria La Chira S.A.	2,290	2,396
Red Vial 5 S.A.	24,072	1,678
Others	561	952
	1,802,451	1,830,772

The balances of trade accounts receivable described above are mainly related to the economic activity detailed in note 6.

(i)	As of December 31, 2022, invoices receivable correspond mainly to the sale of land to SEDAPAL in Inmobiliaria Almonte 2 S.A.C. for S/ 140 million (located in the district of Lurin, province of Lima, with an area of 209.59 hectares). In August 2023 the collection has been fully completed.

(a)	Invoices receivables are recognized net of impairment for S/ 43.4 million and discounted at current value for S/ 0.5 millions. (S/ 44.7 million for impairment and S/ 0.7 million at current value as of December 31, 2022).

As of December 31, 2022 and 2023 the Management performed the assessment of credit risk exposure on trade receivables.

Maturity as of 31 of December, 2022 and 2023 is detailed below:

In thousands of soles	2022	2023
Current	316,664	153,678
Past due up to 30 days	29,078	29,375
Past due from 31 days up to 90 days	2,049	11,932
Past due from 91 days up to 120 days	1,437	317
Past due from 121 days up to 360 days	4,100	2,192
Past due over 360 days	4,376	6,673
	357,704	204,167

As of December 31, 2023, the amount of due debts over three hundred and sixty (360) days mainly includes invoices receivable from subsidiaries: Unna Transporte S.A.C. for S/ 4.6 million, Cumbra Peru S.A. for S/ 1.2 million and Cumbra Ingenieria S.A. for S/ 0.9 million (Cumbra Peru S.A. for S/ 3.4 million and Cumbra Ingenieria S.A. for S/ 0.9 million as of December 31, 2022).

(b)	Correspond to documents related to the estimates for services provided that were not invoiced, valuations under preparation or approval pending. These rights are recognized discounted at current value for S/ 2.3 million (S/ 2.8 million as of December 31, 2022). The following is a breakdown by subsidiary:

In thousands of soles	2022	2023
Cumbra Peru S.A.	533,389	683,927
Cumbra Ingenieria S.A.	38,922	20,655
Unna Transporte S.A.C.	6,192	6,560
Unna Energia S.A.	5,617	7,183
Others	97	83
	584,217	718,408

Find below the Contract Assets corresponding to subsidiaries grouped by main projects:

In thousands of soles	2022	2023
Infrastructure
Operation and maintenance of roads	5,440	6,324
Others	752	236
	6,192	6,560
Energy	5,617	7,183
Engineering and Construction
Cumbra Peru S.A. and subsidiaries
Cumbra Peru S.A. - Jorge Chavez Airport	167,360	208,633
Cumbra Peru S.A. - Compañia Minera Buenaventura Project	1,288	69,869
Cumbra Peru S.A. - EPC Planta Hidrogeno UA – PMRT	45,926	48,453
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	54,996	37,607
Cumbra Peru S.A. - EPC Captacion Agua Mar y Afluentes UA - PMRT	28,420	34,321
Cumbra Peru S.A. - EPC Edificios UA – PMRT	3,102	3,016
Cumbra Peru S.A. - Toquepala Concentrator Maintenance Project	11,213	2,405
Cumbra Peru S.A. - Rio Urubamba Consortium	7,417	-
Cumbra Peru S.A. - Quebrada Honda Test Plant Project	5,417	-
Cumbra Peru S.A. - Gasoducto Piura Project	2,320	-
Vial y Vives - DSD S.A. - Quebrada Blanca Project	148,354	105,937
Vial y Vives - DSD S.A. - Engineering and Construction works	3,336	12,141
Morelco S.A.S. - Santa Monica Project	1,158	104,043
Morelco S.A.S. - Termosuria Project	25,811	31,545
Morelco S.A.S. - Engineering and Construction Works	31,105	28,673
Cumbra Ingenieria S.A.
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project	22,455	3,763
Others	12,633	14,176
	572,311	704,582
Others	97	83
	584,217	718,408

In the Engineering and Construction segment, as of December 31, 2023, contract assets correspond mainly to the project related to the construction of the Jorge Chavez Airport Terminal (Intipunku Consortium), and the Santa Monica project of the indirect subsidiary Morelco and the Quebrada Blanca project of the subsidiary Vial y Vives. The Company expects to realize these assets in the normal course of business.

(c)	Correspond to future collections to the Grantor according to the terms of the concession agreement as detailed below:

In thousands of soles	2022	2023
Tren Urbano de Lima S.A. (c.1)	818,354	884,317
Red Vial 5 S.A. (c.2)	24,072	1,637
Carretera Andina del Sur S.A.C.	12,796	14,403
Carretera Sierra Piura S.A.C.	3,018	5,444
Concesionaria La Chira S.A.	2,290	2,396
	860,530	908,197

(c.1)	The contract assets from Tren Urbano de Lima S.A. include: i) the quarterly remuneration to be received by the Concessionaire for the kilometers traveled (PKT) pending settlement by the Grantor; ii) account receivable from the Peruvian State in the long term, plus accrued interest according to the amortized cost method (note 2.E).

The fair value of the financial assets related to concession agreements for disclosure purposes is estimated discounting future contractual cash flows with the long-term sovereign interest rate. This measurement is classified under level 2 hierarchy according with previous description:

	Carrying amount		Fair value
In thousands of soles	2022	2023	2022	2023
Tren Urbano de Lima S.A.	818,354	884,326	810,539	844,542

(c.2)	As of December 31, 2023, the variation corresponds to: (a) collection of S/ 15.2 million to the Ministerio de Transporte y Comunicaciones related to the application of clause 9. 9 Tariff Guarantee of the Concession Contract, by which the Grantor is obliged to recognize and pay the Concessionaire the corresponding tariff difference in the event that any public entity does not allow the Concessionaire to collect the tariff as stipulated in the contract; and (b) collection of S/ 9.1 million related to complementary works in the Panamericana Norte Km148, overpass.

(d)	The movement of impairment of trade accounts receivable is as follows:

In thousands of soles	Note	2021	2022	2023
Balance at January, 1		(56,630)	(49,604)	(48,484)
Impairment	25(iv)	(1,061)	(54,766)	-
Impairment recovery		84	56	388
Write-off (i)		8,340	55,744	1,482
Exchange difference		(336)	32	14
Translation adjustments		(1)	54	(155)
Balance at December, 31		(49,604)	(48,484)	(46,755)

(i)	Corresponds to the write-off recorded in 2022 in the subsidiary Cumbra Peru S.A. for S/ 55.7 million for the agreement with Tecnicas Reunidas in Talara S.A. In 2021 corresponds mainly to Cumbra Peru S.A. for S/ 4.2 million, Tren Urbano de Lima S.A. for S/ 3.5 million and others for S/ 0.6 million.

Management, after evaluating the receivable balances at the date of the consolidated financial statements, considers that, except for theimpairment registered, there are no accounts at risk of uncollectability.

In the opinion of Corporate management, the expected credit loss allowance and allowance for trade receivables adequately cover the risk of uncollectability as of December 31, 2022 and 2023.